General Information and Reorganization - Additional Information (Details) $ / shares in Units, € in Thousands					1 Months Ended		12 Months Ended
	Oct. 25, 2021 $ / shares shares	Sep. 02, 2021 $ / shares shares	Jun. 03, 2021 $ / shares shares	Jun. 02, 2021 $ / shares shares	Apr. 30, 2021 USD ($) shares	Nov. 30, 2020 Officer	Dec. 31, 2021 EUR (€) OnlinePayment	Dec. 31, 2021 USD ($) OnlinePayment $ / shares	Dec. 31, 2020 OnlinePayment	Apr. 14, 2021 $ / shares	Mar. 11, 2021 USD ($)
General Information And Reorganization [Line Items]
Name of reporting entity							DLocal Limited	DLocal Limited
Description of nature of entity's operations and principal activities							DLocal Limited (“dLocal” or the “Company”) is a holding company, referred to together with its subsidiaries as the “Group”. dLocal is a limited liability company. The Group was established on October 5, 2016, under the holding company dLocal Group Limited, domiciled and incorporated in Malta, and on April 14, 2021 it was reorganized under dLocal, domiciled and incorporated in the Cayman Islands. The Company is the ultimate controlling party of the Group.	DLocal Limited (“dLocal” or the “Company”) is a holding company, referred to together with its subsidiaries as the “Group”. dLocal is a limited liability company. The Group was established on October 5, 2016, under the holding company dLocal Group Limited, domiciled and incorporated in Malta, and on April 14, 2021 it was reorganized under dLocal, domiciled and incorporated in the Cayman Islands. The Company is the ultimate controlling party of the Group.
Domicile of entity							Cayman Islands	Cayman Islands
Number of online payment transactions | OnlinePayment							700	700	700
Number of operate and licensed countries							more than 25 countries	more than 25 countries
Date of business acquisition							Apr. 14, 2021	Apr. 14, 2021
Contribution percentage								100.00%
Par value change per share | $ / shares								$ 1.1211		$ 1.1211
Capital requirement imposed by regulator for maintaining financial institution license							€ 400	$ 453,000
Capital requirements							530	600,000
Tier one capital temporarily short respect of regulatory capital requirement | $								37,666,000
Tier one capital requirement post verification | $								4,621,000
Externally imposed minimum capital requirement by regulator							€ 530	$ 600,000
Consideration value | $											$ 40,000.0
Number of shares issued | shares			4,411,765
Warrants
General Information And Reorganization [Line Items]
Warrants exercised to net issuance rights | shares		2,112,676
Warrants exercise price per share | $ / shares		$ 65.14
Number of days for calculating average price		5 business days before the exercise date
Employee Share Purchase Plan
General Information And Reorganization [Line Items]
Number of shares issued | shares					15,459,000
Number of officers signed on loan agreement | Officer						2
Exercise price of options under ESPP | $					$ 31,644,000
PrimeiroPay
General Information And Reorganization [Line Items]
Consideration value | $											39,335,000
Purchase of acquisition of assets | $											40,000,000
Contingent consideration | $											1,330,000
Cash consideration | $											38,670,000
Contingent liability | $											$ 665,000
Top of Range
General Information And Reorganization [Line Items]
Par value change per share | $ / shares								$ 1
Bottom of Range
General Information And Reorganization [Line Items]
Par value change per share | $ / shares								$ 1.1211
Common Shares
General Information And Reorganization [Line Items]
Stock split				500-for-1
Number of shares issued | shares				500
Common Shares | Top of Range
General Information And Reorganization [Line Items]
Par value change per share | $ / shares				$ 1
Shares outstanding | shares				288,504,000
Common Shares | Bottom of Range
General Information And Reorganization [Line Items]
Par value change per share | $ / shares				$ 0.002
Shares outstanding | shares				577,008
Initial Public Offering
General Information And Reorganization [Line Items]
Par value change per share | $ / shares			$ 21
Number of shares issued | shares			4,411,765
Percentage of underwriting discount			6.00%
Secondary Offering | Class A Common Shares
General Information And Reorganization [Line Items]
Underwritten public offering closed | shares	17,000,000
Underwritten public offering closed per share | $ / shares	$ 52.25
Option to purchase underwriter granted | shares	2,550,000